Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Diluted earnings per share [abstract]
Profit (loss) attributable to the Parent	€ 14,101	€ 12,574	€ 11,076
Remuneration of PPCC and PPCA	(622)	(620)	(492)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	0	0	0
Profit (loss) attributable to ordinary equity holders of parent including dilutive effects	13,479	11,954	10,584
Profit (loss) from discontinued operations (non controlling interest net)	962	822	717
Profit (loss) from continuing operations (net of non-controlling interests and CCP)	€ 12,517	€ 11,132	€ 9,867
Weighted average number of shares outstanding (in shares)	14,890,304,840	15,497,607,269	16,172,084,714
Dilutive effect of options/rights on shares (in shares)	85,269,647	70,110,570	75,180,407
Adjusted number of shares (in shares)	14,975,574,487	15,567,717,839	16,247,265,121
Diluted earnings (loss) per share (in euro per share)	€ 0.900	€ 0.768	€ 0.651
Diluted earnings (loss) per share from discontinued operations (in euro per share)	0.064	0.053	0.044
Diluted earnings (loss) per share from continuing operations (in euro per share)	€ 0.836	€ 0.715	€ 0.607